Acquisitions - Purchase Price Allocation SanDisk (Details) - USD ($) $ in Millions	May 12, 2016	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 13,766
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	1,764
Fair Value Of Stock Options and RSUs Assumed	58
Goodwill		$ 9,951	$ 2,766	$ 2,559
SanDisk [Member]
Business Acquisition [Line Items]
Fair Value Of Stock Options and RSUs Assumed	58
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	3,931
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Marketable Securities	737
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	394
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	1,069
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets	787
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	917	917
Intangible Assets Acquired	4,955	$ 4,955
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	144
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	13,946
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	1,036
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities Noncurrent	572
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	190
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	3,743
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	5,541
Tangible assets acquired and liabilities assumed	8,405
Goodwill	7,183
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	15,588
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables, net	262
Flash Ventures [Member] | SanDisk [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	$ 1,012